Schedule of Investments (unaudited) June 30, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.5%
Boeing Co. (The)	70,711	$25,739,511
General Dynamics Corp.	11,354	2,064,384
Lockheed Martin Corp.	32,716	11,893,575
Northrop Grumman Corp.	21,197	6,848,963
Raytheon Co.	23,162	4,027,408

		50,573,841

Air Freight & Logistics — 0.7%
United Parcel Service Inc., Class B	102,019	10,535,502

Airlines — 0.2%
Delta Air Lines Inc.	14,745	836,779
Southwest Airlines Co.	50,601	2,569,519

		3,406,298

Automobiles — 0.3%
Tesla Inc.(a)(b)	20,124	4,496,909

Beverages — 3.0%
Coca-Cola Co. (The)	374,532	19,071,170
Monster Beverage Corp.(a)	58,474	3,732,395
PepsiCo Inc.	157,194	20,612,849

		43,416,414

Biotechnology — 3.8%
AbbVie Inc.	222,247	16,161,802
Alexion Pharmaceuticals Inc.(a)	24,260	3,177,575
Amgen Inc.	85,635	15,780,818
Biogen Inc.(a)	8,861	2,072,322
Celgene Corp.(a)	100,776	9,315,733
Gilead Sciences Inc.	24,536	1,657,652
Regeneron Pharmaceuticals Inc.(a)	2,248	703,624
Vertex Pharmaceuticals Inc.(a)	37,082	6,800,097

		55,669,623

Capital Markets — 1.5%
Charles Schwab Corp. (The)	95,692	3,845,862
Intercontinental Exchange Inc.	35,195	3,024,658
Moody’s Corp.	21,937	4,284,515
S&P Global Inc.	35,503	8,087,228
TD Ameritrade Holding Corp.	44,890	2,240,909

		21,483,172

Chemicals — 0.8%
Ecolab Inc.	30,599	6,041,467
PPG Industries Inc.	2,180	254,428
Sherwin-Williams Co. (The)	12,781	5,857,404

		12,153,299

Commercial Services & Supplies — 0.4%
Waste Management Inc.	50,540	5,830,800

Communications Equipment — 1.8%
Cisco Systems Inc.	488,110	26,714,260

Consumer Finance — 0.5%
American Express Co.	58,763	7,253,705

Electrical Equipment — 0.0%
Emerson Electric Co.	7,114	474,646

Entertainment — 1.8%
Activision Blizzard Inc.	5,463	257,854
Electronic Arts Inc.(a)	48,004	4,860,885

Security	Shares	Value

Entertainment (continued)
Netflix Inc.(a)	56,270	$20,669,096

		25,787,835

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	65,046	13,298,655
Crown Castle International Corp.	46,943	6,119,020
Equinix Inc.	11,635	5,867,414
Public Storage	18,598	4,429,486
Simon Property Group Inc.	37,628	6,011,449

		35,726,024

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	64,926	17,157,345
Sysco Corp.	63,818	4,513,209

		21,670,554

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	99,618	8,377,873
Baxter International Inc.	4,264	349,222
Becton Dickinson and Co.	6,238	1,572,038
Boston Scientific Corp.(a)	154,004	6,619,092
Edwards Lifesciences Corp.(a)	27,712	5,119,515
Intuitive Surgical Inc.(a)	17,431	9,143,431
Stryker Corp.	50,073	10,294,007

		41,475,178

Health Care Providers & Services — 2.8%
Cigna Corp.(a)	13,195	2,078,872
HCA Healthcare Inc.	32,165	4,347,743
Humana Inc.	14,453	3,834,381
UnitedHealth Group Inc.	126,272	30,811,631

		41,072,627

Hotels, Restaurants & Leisure — 2.1%
Las Vegas Sands Corp.	49,096	2,901,083
Marriott International Inc./MD, Class A	48,493	6,803,083
McDonald’s Corp.	19,344	4,016,975
Starbucks Corp.	180,066	15,094,933
Yum! Brands Inc.	13,308	1,472,796

		30,288,870

Industrial Conglomerates — 1.4%
3M Co.	57,174	9,910,541
Honeywell International Inc.	55,012	9,604,545

		19,515,086

Insurance — 1.1%
Aon PLC	31,869	6,150,080
Marsh & McLennan Companies Inc.	59,441	5,929,240
Progressive Corp. (The)	36,179	2,891,787
Travelers Companies Inc. (The)	3,162	472,782

		15,443,889

Interactive Media & Services — 8.5%
Alphabet Inc., Class A(a)	29,689	32,147,249
Alphabet Inc., Class C, NVS(a)	27,960	30,222,244
Facebook Inc., Class A(a)	319,291	61,623,163

		123,992,656

Internet & Direct Marketing Retail — 8.1%
Amazon.com Inc.(a)	53,940	102,142,402
Booking Holdings Inc.(a)	5,770	10,817,077
eBay Inc.	102,742	4,058,309

		117,017,788

IT Services — 9.3%
Accenture PLC, Class A	94,702	17,498,089

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Automatic Data Processing Inc.	64,788	$10,711,400
Cognizant Technology Solutions Corp., Class A	5,907	374,445
Fidelity National Information Services Inc.	13,264	1,627,227
International Business Machines Corp.	71,688	9,885,775
Mastercard Inc., Class A	119,925	31,723,760
PayPal Holdings Inc.(a)	174,015	19,917,757
Visa Inc., Class A(b)	232,426	40,337,532
Worldpay Inc., Class A(a)	28,112	3,445,126

		135,521,111

Life Sciences Tools & Services — 1.2%
Illumina Inc.(a)	22,307	8,212,322
Thermo Fisher Scientific Inc.	31,255	9,178,969

		17,391,291

Machinery — 0.7%
Caterpillar Inc.	5,779	787,620
Deere & Co.	13,143	2,177,926
Illinois Tool Works Inc.	45,132	6,806,357

		9,771,903

Media — 1.2%
Charter Communications Inc., Class A(a)	15,143	5,984,211
Comcast Corp., Class A	282,811	11,957,249

		17,941,460

Metals & Mining — 0.0%
Southern Copper Corp.	11,957	464,529

Oil, Gas & Consumable Fuels — 0.1%
Anadarko Petroleum Corp.	20,962	1,479,079

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	30,817	5,642,901

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	125,905	5,709,792
Eli Lilly & Co.	114,898	12,729,549
Johnson & Johnson	66,757	9,297,915
Merck & Co. Inc.	326,239	27,355,140
Zoetis Inc.	66,612	7,559,796

		62,652,192

Road & Rail — 1.4%
CSX Corp.	44,692	3,457,820
Union Pacific Corp.	101,043	17,087,382

		20,545,202

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials Inc.	67,841	3,046,739
Broadcom Inc.	51,601	14,853,864
NVIDIA Corp.	87,824	14,423,335
QUALCOMM Inc.	162,452	12,357,724
Texas Instruments Inc.	125,251	14,373,805

		59,055,467

Software — 14.5%
Adobe Inc.(a)	71,545	21,080,734
Autodesk Inc.(a)	22,705	3,698,644

Security	Shares	Value

Software (continued)
Intuit Inc.	38,215	$9,986,726
Microsoft Corp.	980,277	131,317,907
Oracle Corp.	306,873	17,482,555
salesforce.com Inc.(a)	98,334	14,920,218
ServiceNow Inc.(a)	24,513	6,730,534
VMware Inc., Class A	11,276	1,885,460
Workday Inc., Class A(a)	21,289	4,376,593

		211,479,371

Specialty Retail — 3.0%
Home Depot Inc. (The)	83,933	17,455,546
Lowe’s Companies Inc.	116,316	11,737,448
Ross Stores Inc.	48,012	4,758,949
TJX Companies Inc. (The)	179,294	9,481,067

		43,433,010

Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	595,187	117,799,411

Textiles, Apparel & Luxury Goods — 1.3%
NIKE Inc., Class B	183,431	15,399,033
VF Corp.	41,055	3,586,154

		18,985,187

Tobacco — 0.4%
Altria Group Inc.	121,972	5,775,374

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	27,364	2,028,767

Total Common Stocks — 99.3% (Cost: $1,130,897,010)		1,443,965,231

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	22,383,134	22,394,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	2,115,780	2,115,780

		24,510,106

Total Short-Term Investments — 1.7% (Cost: $24,507,423)		24,510,106

Total Investments in Securities — 101.0% (Cost: $1,155,404,433)		1,468,475,337

Other Assets, Less Liabilities — (1.0)%		(14,174,487)

Net Assets — 100.0%		$1,454,300,850

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	5,098,460	17,284,674	22,383,134	$22,394,326	$8,490	(a)	$68	$2,237
BlackRock Cash Funds: Treasury, SL Agency Shares	3,943,519	(1,827,739)	2,115,780	2,115,780	17,185		—	—

				$24,510,106	$25,675		$68	$2,237

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	16	09/20/19	$2,355	$34,055

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,443,965,231	$—	$—	$1,443,965,231
Money Market Funds	24,510,106	—	—	24,510,106

	$1,468,475,337	$—	$—	$1,468,475,337

Derivative financial instruments(a)
Assets
Futures Contracts	$34,055	$—	$—	$34,055

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3